Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing key parameters (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
100% Baseline | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	$ (3,000)
100% Baseline | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	3,000
100% Baseline | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7,000
100% Baseline | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4,000)
100% Baseline | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,000)
100% Baseline | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,000
100% Baseline | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5,000
100% Baseline | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	10,000
100% Baseline | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6,000
100% Baseline | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(3,000)
100% Baseline | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,000)
100% Baseline | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	16,000
100% Baseline | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	8,000
100% Baseline | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7,000)
100% Baseline | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(11,000)
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	4,000
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,000
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,000)
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(3,000)
100% Stagflationary geopolitical crisis | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(104,000)
100% Stagflationary geopolitical crisis | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	125,000
100% Stagflationary geopolitical crisis | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	274,000
100% Stagflationary geopolitical crisis | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(142,000)
100% Stagflationary geopolitical crisis | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(76,000)
100% Stagflationary geopolitical crisis | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	89,000
100% Stagflationary geopolitical crisis | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	188,000
100% Stagflationary geopolitical crisis | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	27,000
100% Stagflationary geopolitical crisis | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	13,000
100% Stagflationary geopolitical crisis | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(12,000)
100% Stagflationary geopolitical crisis | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(22,000)
100% Stagflationary geopolitical crisis | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	174,000
100% Stagflationary geopolitical crisis | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	84,000
100% Stagflationary geopolitical crisis | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(76,000)
100% Stagflationary geopolitical crisis | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(149,000)
100% Stagflationary geopolitical crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	10,000
100% Stagflationary geopolitical crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5,000
100% Stagflationary geopolitical crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,000)
100% Stagflationary geopolitical crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(8,000)
100% Mild debt crisis | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(3,000)
100% Mild debt crisis | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6,000
100% Mild debt crisis | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	14,000
100% Mild debt crisis | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6,000)
100% Mild debt crisis | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(3,000)
100% Mild debt crisis | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	3,000
100% Mild debt crisis | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7,000
100% Mild debt crisis | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	11,000
100% Mild debt crisis | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6,000
100% Mild debt crisis | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6,000)
100% Mild debt crisis | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7,000)
100% Mild debt crisis | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	25,000
100% Mild debt crisis | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12,000
100% Mild debt crisis | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(9,000)
100% Mild debt crisis | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(19,000)
100% Mild debt crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	8,000
100% Mild debt crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	3,000
100% Mild debt crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(3,000)
100% Mild debt crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,000)
Weighted average | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(14,000)
Weighted average | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	17,000
Weighted average | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	42,000
Weighted average | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(20,000)
Weighted average | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(11,000)
Weighted average | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	13,000
Weighted average | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	26,000
Weighted average | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	14,000
Weighted average | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	8,000
Weighted average | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6,000)
Weighted average | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(10,000)
Weighted average | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	46,000
Weighted average | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	21,000
Weighted average | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(18,000)
Weighted average | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(34,000)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6,000
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,000
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,000)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	$ (4,000)